Portfolio of Investments

Touchstone Balanced Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 60.3%
Information Technology — 15.7%
Accenture PLC - Class A	23,766	$3,880,037
Apple, Inc.	48,000	12,205,920
International Business Machines Corp.	15,869	1,760,348
Microsoft Corp.	89,192	14,066,470
Oracle Corp.	30,647	1,481,170
salesforce.com, Inc.*	8,675	1,249,026
Texas Instruments, Inc.	60,000	5,995,800
Visa, Inc. - Class A	53,000	8,539,360
Workday, Inc. - Class A*	15,578	2,028,567

		51,206,698

Health Care — 8.9%
Alcon, Inc. (Switzerland)*	5,751	292,266
AmerisourceBergen Corp.	23,954	2,119,929
Amgen, Inc.	15,000	3,040,950
Becton Dickinson and Co.	13,000	2,987,010
Bristol-Myers Squibb Co.	52,454	2,923,785
CVS Health Corp.	10,000	593,300
Johnson & Johnson	42,167	5,529,359
Merck & Co., Inc.	31,591	2,430,612
Novartis AG (Switzerland) ADR	28,756	2,370,932
Stryker Corp.	10,047	1,672,725
UnitedHealth Group, Inc.	20,000	4,987,600

		28,948,468

Consumer Discretionary — 8.6%
Alibaba Group Holding Ltd. (China) ADR*	14,912	2,900,086
Amazon.com, Inc.*	5,464	10,653,270
Home Depot, Inc. (The)	6,400	1,194,944
JD.com, Inc. (China) ADR*	59,294	2,401,407
Marriott International, Inc. - Class A	12,326	922,108
McDonald’s Corp.	20,469	3,384,549
Starbucks Corp.	24,624	1,618,782
TJX Cos., Inc. (The)	43,017	2,056,643
Trip.com Group Ltd. (China) ADR*	53,249	1,248,689
Yum China Holdings, Inc. (China)	34,889	1,487,318

		27,867,796

Communication Services — 8.4%
Alphabet, Inc. - Class C*	6,669	7,754,780
AT&T, Inc.	28,740	837,771
Comcast Corp. - Class A	120,000	4,125,600
Facebook, Inc. - Class A*	33,974	5,666,863
Fox Corp. - Class A	66,476	1,570,828
Netflix, Inc.*	7,763	2,915,006
Verizon Communications, Inc.	38,782	2,083,757
Walt Disney Co. (The)	24,772	2,392,975

		27,347,580

Industrials — 7.0%
Boeing Co. (The)	10,646	1,587,744
Canadian National Railway Co. (Canada)	32,000	2,484,160
Deere & Co.	10,917	1,508,293
FedEx Corp.	7,739	938,431
General Dynamics Corp.	14,000	1,852,340
Honeywell International, Inc.	35,000	4,682,650
Hubbell, Inc.	24,344	2,793,231
Parker-Hannifin Corp.	9,186	1,191,700
Union Pacific Corp.	7,637	1,077,122
United Technologies Corp.*	22,000	2,075,260
Verisk Analytics, Inc.	20,000	2,787,600

		22,978,531

	Shares	Market Value
Financials — 6.4%
American Express Co.	20,384	$1,745,074
Berkshire Hathaway, Inc. - Class B*	40,421	7,390,171
CME Group, Inc.	10,160	1,756,766
Goldman Sachs Group, Inc. (The)	19,828	3,065,211
JPMorgan Chase & Co.	39,000	3,511,170
S&P Global, Inc.	5,996	1,469,320
Signature Bank/NewYork NY	23,764	1,910,388

		20,848,100

Consumer Staples — 3.3%
Kraft Heinz Co. (The)	30,000	742,200
Monster Beverage Corp.*	36,008	2,025,810
PepsiCo, Inc.	8,485	1,019,048
Philip Morris International, Inc.	40,000	2,918,400
Procter & Gamble Co. (The)	12,856	1,414,160
Unilever NV (United Kingdom)	51,016	2,489,071

		10,608,689

Energy — 1.0%
Chevron Corp.	20,000	1,449,200
Exxon Mobil Corp.	38,000	1,442,860
Schlumberger Ltd.	37,700	508,573

		3,400,633

Materials — 0.5%
Corteva, Inc.	1	24
Dow, Inc.	12,820	374,857
DuPont de Nemours, Inc.	40,197	1,370,718

		1,745,599

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	16,454	1,661,525

Total Common Stocks		$196,613,619

Principal Amount
	Corporate Bonds — 15.4%
	Financials — 3.5%
$151,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53(A)(B)	134,390
440,000	American Express Co., 3.000%, 10/30/24	450,079
282,000	American Financial Group, Inc., 5.250%, 4/2/30	274,033
386,000	Ares Capital Corp., 3.250%, 7/15/25	306,352
355,000	Bank of America Corp., 3.705%, 4/24/28(A)(B)	362,977
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	563,029
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	378,809
449,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	459,036
435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23(A)(B)	439,900
245,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	301,286
330,000	Citigroup, Inc., 3.200%, 10/21/26	341,716
197,000	Citigroup, Inc., 4.750%, 5/18/46	220,367
167,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	164,495
466,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.262%, 2/15/27(A)	391,440
102,000	Credit Acceptance Corp., 6.625%, 3/15/26	96,869
64,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	59,661
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.801%, 7/24/23(A)	417,029
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28(A)(B)	154,014
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	361,226
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	340,753

1

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Financials — (Continued)
$280,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	$249,975
350,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.536%, 4/23/24(A)	329,322
270,000	JPMorgan Chase & Co., 3.250%, 9/23/22	278,454
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29(A)(B)	437,548
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28(A)(B)	412,765
276,000	Mastercard, Inc., 3.300%, 3/26/27	300,708
470,000	Morgan Stanley, 3.950%, 4/23/27	494,976
72,000	Navient Corp., 5.500%, 1/25/23	67,680
72,000	Navient Corp., 7.250%, 9/25/23	69,844
278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	284,576
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	253,636
370,000	PNC Bank NA, 2.700%, 11/1/22	373,827
408,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(A)	327,225
77,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	75,460
108,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	105,602
159,000	State Street Corp., 144a, (SOFRRATE +2.690%), 2.825%, 3/30/23(A)	160,488
513,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.360%, 5/15/27(A)	425,790
380,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	384,330
270,000	Wells Fargo & Co., 4.125%, 8/15/23	277,793
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	66,910

		11,594,370

	Consumer Staples — 1.7%
85,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	84,575
59,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.875%, 2/15/30	58,853
111,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	101,010
514,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	559,830
85,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	80,750
133,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	130,673
204,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	179,520
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	381,551
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	462,083
147,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	151,778
340,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	388,900
29,000	Kraft Heinz Foods Co., 144a, 4.875%, 2/15/25	29,065
167,000	Kroger Co. (The), 5.000%, 4/15/42	188,871
400,000	Mars, Inc., 144a, 3.875%, 4/1/39	424,679
132,000	Mattel, Inc., 144a, 6.750%, 12/31/25	134,231
268,000	McDonald’s Corp. MTN, 3.500%, 7/1/27	281,539
114,000	Mondelez International, Inc., 3.625%, 5/7/23	119,621
158,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	159,185
16,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	16,466
80,000	QVC, Inc., 4.750%, 2/15/27	70,762
351,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	353,096
175,000	Staples, Inc., 144a, 7.500%, 4/15/26	154,656

Principal Amount		Market Value
	Consumer Staples — (Continued)
$228,000	Starbucks Corp., 3.350%, 3/12/50	$214,894
70,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	68,250
21,000	Sysco Corp., 5.650%, 4/1/25	21,862
210,000	Sysco Corp., 5.950%, 4/1/30	220,466
410,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	442,158
15,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	15,750

		5,495,074

	Health Care — 1.6%
114,000	Abbott Laboratories, 3.750%, 11/30/26	127,224
365,000	AbbVie, Inc., 4.450%, 5/14/46	387,385
103,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	98,172
45,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	42,408
320,000	Alcon Finance Corp., 144a, 3.800%, 9/23/49	319,247
260,000	Allergan Funding SCS, 3.800%, 3/15/25	266,199
322,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	333,620
85,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	81,813
166,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	163,510
165,000	Bausch Health Cos, Inc., 144a, 6.500%, 3/15/22	166,650
299,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	399,841
312,000	Cigna Corp., 4.375%, 10/15/28	334,837
160,000	CommonSpirit Health, 4.187%, 10/1/49	150,292
475,000	CVS Health Corp., 4.300%, 3/25/28	508,081
230,000	CVS Health Corp., 5.125%, 7/20/45	264,641
70,000	DaVita, Inc., 5.125%, 7/15/24	69,790
399,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	394,424
62,000	HCA, Inc., 3.500%, 9/1/30	56,247
128,000	HCA, Inc., 5.375%, 2/1/25	130,880
105,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	89,250
197,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	160,555
320,000	Mylan, Inc., 4.550%, 4/15/28	312,995
100,000	Select Medical Corp., 144a, 6.250%, 8/15/26	100,000
76,000	Teleflex, Inc., 4.875%, 6/1/26	75,240
80,000	Tenet Healthcare Corp., 5.125%, 5/1/25	76,400

		5,109,701

	Communication Services — 1.5%
552,000	AT&T, Inc., 3.800%, 3/15/22	557,782
18,000	AT&T, Inc., 4.500%, 5/15/35	19,184
146,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	145,270
101,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	101,263
194,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	199,354
102,000	CenturyLink, Inc., Ser S, 6.450%, 6/15/21	103,530
155,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	186,980
257,000	Comcast Corp., 4.000%, 3/1/48	303,245
100,000	CommScope, Inc., 144a, 5.500%, 3/1/24	101,200
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	269,466
148,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	199,795
76,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	61,752
264,000	DISH DBS Corp., 6.750%, 6/1/21	267,696
52,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	45,760
111,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	98,235
38,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	37,768
118,000	Netflix, Inc., 4.875%, 4/15/28	121,540

2

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Communication Services — (Continued)
$104,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	$97,889
157,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	127,170
60,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	57,900
89,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	90,780
268,000	Sprint Corp., 144a, 7.250%, 2/1/28	269,340
120,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	108,336
79,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	78,210
45,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	45,675
43,000	T-Mobile USA, Inc., 4.500%, 2/1/26	43,968
83,000	T-Mobile USA, Inc., 6.000%, 3/1/23	83,457
81,000	VeriSign, Inc., 5.250%, 4/1/25	83,430
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	165,327
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	382,995
400,000	Walt Disney Co. (The), 1.750%, 8/30/24	400,796

		4,855,093

	Industrials — 1.3%
268,000	3M Co., 2.650%, 4/15/25	276,114
20,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	18,600
94,965	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	98,818
103,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	100,210
55,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 6.000%, 2/15/25	55,154
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	532,284
168,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	160,440
370,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	346,703
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	344,860
166,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	146,495
167,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	147,129
280,000	FedEx Corp., 5.100%, 1/15/44	277,742
188,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	174,007
212,000	General Electric Co., 4.125%, 10/9/42	200,141
405,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	408,845
80,000	Moog, Inc., 144a, 4.250%, 12/15/27	72,200
69,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	63,480
210,000	Norfolk Southern Corp., 4.837%, 10/1/41	245,667
110,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	98,450
67,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	66,749
330,000	Vulcan Materials Co., 4.500%, 4/1/25	346,749

		4,180,837

	Consumer Discretionary — 1.2%
113,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	107,914
242,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	223,850
137,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	107,559
92,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	83,030
190,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	166,250
180,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	171,000
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	135,929
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	398,360

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$444,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	$423,008
178,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	164,724
166,000	Lennar Corp., 4.750%, 4/1/21	164,340
415,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	457,340
398,000	Marriott International, Inc., 2.125%, 10/3/22	358,212
64,000	Meritage Homes Corp., 6.000%, 6/1/25	59,040
116,000	NIKE, Inc., 3.375%, 3/27/50	126,545
100,000	Quad/Graphics, Inc., 7.000%, 5/1/22	82,500
161,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	151,340
145,000	United Rentals North America, Inc., 5.875%, 9/15/26	146,856
394,000	Walmart, Inc., 2.850%, 7/8/24	414,206
16,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	13,920

		3,955,923

	Information Technology — 1.2%
342,000	Adobe, Inc., 1.900%, 2/1/25	344,977
899,000	Apple, Inc., 2.750%, 1/13/25	948,229
110,000	Apple, Inc., 4.650%, 2/23/46	145,892
398,000	Fiserv, Inc., 3.500%, 7/1/29	413,996
430,000	Global Payments, Inc., 2.650%, 2/15/25	422,179
210,000	Microsoft Corp., 3.500%, 2/12/35	246,959
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	464,917
351,000	Oracle Corp., 2.650%, 7/15/26	358,228
103,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	107,348
297,000	Visa, Inc., 4.150%, 12/14/35	371,562
58,000	Western Digital Corp., 4.750%, 2/15/26	58,870

		3,883,157

	Real Estate — 1.1%
234,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	231,885
390,000	Boston Properties LP REIT, 3.200%, 1/15/25	393,588
118,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	111,289
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	408,143
322,000	Equinix, Inc. REIT, 2.900%, 11/18/26	294,893
83,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	74,700
72,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	63,821
396,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	351,167
212,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	214,120
121,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	116,160
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	283,752
118,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	115,766
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	140,904
250,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	236,966
487,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	480,610

		3,517,764

	Utilities — 0.9%
258,000	American Water Capital Corp., 6.593%, 10/15/37	367,707
197,000	DPL, Inc., 144a, 4.350%, 4/15/29	187,253
452,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	455,548
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	266,259
238,000	Edison International, 4.125%, 3/15/28	227,637
388,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	427,196

3

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Utilities — (Continued)
$139,000	Florida Power & Light Co., 2.850%, 4/1/25	$144,921
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	76,053
125,000	PacifiCorp., 5.750%, 4/1/37	162,085
98,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	88,563
277,000	Virginia Electric & Power Co., 3.300%, 12/1/49	276,582
259,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 3.804%, 5/15/67(A)	208,178

		2,887,982

	Energy — 0.9%
375,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	297,675
224,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	167,930
270,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	210,163
280,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	124,506
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	307,148
97,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	89,240
301,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	296,544
66,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	64,186
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	201,000
278,000	EQT Corp., 6.125%, 2/1/25	214,088
79,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	57,303
99,000	Montage Resources Corp., 8.875%, 7/15/23	66,825
89,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	88,601
184,000	NuStar Logistics LP, 5.625%, 4/28/27	141,459
135,000	PDC Energy, Inc., 5.750%, 5/15/26	75,600
269,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	194,627
158,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	86,900
169,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	163,930

		2,847,725

	Materials — 0.5%
159,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	147,870
250,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	220,625
59,000	Commercial Metals Co., 5.750%, 4/15/26	55,070
72,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	57,722
280,000	Ecolab, Inc., 4.800%, 3/24/30	314,520
51,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	50,809
126,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	119,070
162,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	150,409
124,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	107,880
70,000	Novelis Corp., 144a, 5.875%, 9/30/26	68,696
88,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	76,120
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	425,887

		1,794,678

	Total Corporate Bonds	$50,122,304

Principal Amount		Market Value
	U.S. Treasury Obligations — 6.6%
$2,760,000	U.S. Treasury Bond, 2.250%, 8/15/49	$3,362,348
6,577,353	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/50	6,778,317
1,225,000	U.S. Treasury Note, 1.500%, 10/31/24	1,288,308
9,570,000	U.S. Treasury Note, 1.500%, 11/30/24	10,077,285

	Total U.S. Treasury Obligations	$21,506,258

	Asset-Backed Securities — 4.3%
390,938	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	389,844
250,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR + 1.220%), 2.821%, 4/15/33(A)	231,902
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR + 1.140%), 2.942%, 10/22/30(A)	425,397
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR + 2.000%), 3.878%, 1/15/33(A)	496,660
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR + 1.350%), 3.169%, 10/21/31(A)	431,384
193,545	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	186,835
866,250	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	828,707
780,092	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	749,550
622,933	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	616,660
910,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	902,160
1,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	1,306,447
698,250	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	644,981
378,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	334,927
828,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	818,565
450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	437,625
850,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR + 1.600%), 3.419%, 10/21/30(A)	774,346
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR + 1.650%), 3.469%, 4/20/31(A)	433,789
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR + 1.900%), 3.592%, 11/15/32(A)	510,743
915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR + 1.080%), 1.785%, 7/15/38(A)	820,394
669,495	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	687,327
465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR + 1.270%), 3.089%, 7/20/32(A)	435,128
1,319,625	Wendy’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,204,343
360,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	360,007

	Total Asset-Backed Securities	$14,027,721

4

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 4.0%
$2,837	FHLMC, Pool #G08062, 5.000%, 6/1/35	$3,152
420,763	FHLMC, Pool #G08637, 4.000%, 4/1/45	454,533
124	FHLMC, Pool #G18091, 6.000%, 12/1/20	125
4,811	FHLMC, Pool #P00020, 6.500%, 10/1/22	4,826
1,903,709	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,084,661
2,816,495	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,045,215
1,404,676	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,518,633
30	FNMA, Pool #687301, 6.000%, 11/1/32	33
1,138	FNMA, Pool #690305, 5.500%, 3/1/33	1,245
538,495	FNMA, Pool #725423, 5.500%, 5/1/34	608,254
508,758	FNMA, Pool #725610, 5.500%, 7/1/34	574,682
63,662	FNMA, Pool #748895, 6.000%, 12/1/33	68,197
281,301	FNMA, Pool #AD9193, 5.000%, 9/1/40	311,794
656,174	FNMA, Pool #AH8925, 4.500%, 3/1/41	718,761
353,089	FNMA, Pool #AL5718, 3.500%, 9/1/44	378,534
525,433	FNMA, Pool #AR9195, 3.000%, 3/1/43	555,418
1,596,428	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,699,774
961,554	GNMA, Pool #5175, 4.500%, 9/20/41	1,059,205

	Total U.S. Government Mortgage-Backed Obligations	$13,087,042

	Non-Agency Collateralized Mortgage Obligations — 1.9%
418,056	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.604%, 7/25/43(A)(B)	393,877
874,115	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.573%, 6/25/45(A)(B)	863,148
749,754	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.752%, 10/25/45(A)(B)	716,357
805,132	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.442%, 5/25/43(A)(B)	759,241
749,038	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.938%, 1/25/45(A)(B)	691,638
839,721	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.867%, 12/25/44(A)(B)	784,124
674,835	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	679,948
744,595	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.529%, 1/25/47(A)(B)	683,333
655,773	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/1/45(A)(B)	656,098

	Total Non-Agency Collateralized Mortgage Obligations	$6,227,764

Shares
Exchange-Traded Fund — 1.5%
iShares JP Morgan USD Emerging Markets Bond ETF	49,202	$4,756,849

Principal Amount
	Commercial Mortgage-Backed Securities — 1.2%
$825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	914,740
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR + 1.250%), 1.955%, 7/15/35(A)	765,475
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	617,653
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR + 1.020%), 2.679%, 11/15/35(A)	424,821
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	814,017

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 1.2% (Continued)
$278,624	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR + 1.156%), 1.861%, 12/15/36(A)	$244,515

	Total Commercial Mortgage-Backed Securities	$3,781,221

	Agency Collateralized Mortgage Obligations — 0.6%
953,046	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,111,073
551,614	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	609,520
7,218,347	GNMA, Ser 2012-147, Class IO, 0.560%, 4/16/54(A)(B)(C)	220,598

	Total Agency Collateralized Mortgage Obligations	$1,941,191

	Sovereign Government Obligations — 0.1%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	243,950
200,000	Mexico Government International Bond, 4.500%, 1/31/50	197,702

	Total Sovereign Government Obligations	$441,652

	Shares
Short-Term Investment Fund — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	7,214,338	$7,214,338

Total Investment Securities — 98.1% (Cost $238,155,840)		$319,719,959
Other Assets in Excess of Liabilities — 1.9%		6,202,791

Net Assets — 100.0%		$325,922,750

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $36,438,776 or 11.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Balanced Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$196,613,619	$—	$—	$196,613,619
U.S. Treasury Obligations	—	21,506,258	—	21,506,258
Corporate Bonds	—	50,122,304	—	50,122,304
U.S. Government Mortgage-Backed Obligations	—	13,087,042	—	13,087,042
Asset-Backed Securities	—	14,027,721	—	14,027,721
Non-Agency Collateralized Mortgage Obligations	—	6,227,764	—	6,227,764
Exchange-Traded Fund	4,756,849	—	—	4,756,849
Commercial Mortgage-Backed Securities	—	3,781,221	—	3,781,221
Agency Collateralized Mortgage Obligations	—	1,941,191	—	1,941,191
Sovereign Government Obligations	—	441,652	—	441,652
Short-Term Investment Fund	7,214,338	—	—	7,214,338

Total	$208,584,806	$111,135,153	$—	$319,719,959

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone International Equity Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 89.9%
United Kingdom — 16.4%
Communication Services — 0.2%
Rightmove PLC	34,052	$205,366

Consumer Discretionary — 2.8%
InterContinental Hotels Group PLC	67,000	2,850,399

Consumer Staples — 2.7%
Reckitt Benckiser Group PLC	37,000	2,818,499

Health Care — 3.1%
ConvaTec Group PLC, 144a	1,388,000	3,191,356

Industrials — 2.5%
Bunzl PLC	130,000	2,602,163

Information Technology — 2.5%
Spectris PLC	85,000	2,560,958

Real Estate — 2.6%
Foxtons Group PLC*	1,750,000	881,425
Savills PLC	180,000	1,832,994

Total United Kingdom		16,943,160

Switzerland — 11.6%
Consumer Staples — 3.4%
Nestle SA	35,000	3,582,873

Health Care — 5.7%
Novartis AG	28,000	2,322,909
Roche Holding AG	11,000	3,539,162

Industrials — 2.5%
Adecco Group AG	65,000	2,561,431

Total Switzerland		12,006,375

Germany — 10.8%
Health Care — 3.0%
Fresenius SE & Co. KGaA	85,000	3,164,779

Industrials — 4.9%
Brenntag AG	87,000	3,160,897
Norma Group SE	101,000	1,877,353

Information Technology — 2.9%
SAP SE	27,000	3,014,495

Total Germany		11,217,524

France — 9.2%
Communication Services — 2.9%
JCDecaux SA	167,000	2,968,927

Consumer Discretionary — 2.5%
Cie Generale des Etablissements Michelin SCA	28,000	2,452,377
LVMH Moet Hennessy Louis Vuitton SE	479	175,674

Energy — 3.8%
CGG SA*	826,000	722,469
TOTAL SA†	84,500	3,183,861

Total France		9,503,308

Japan — 7.5%
Communication Services — 2.6%
Nippon Telegraph & Telephone Corp.	112,000	2,678,661

Consumer Discretionary — 2.6%
USS Co. Ltd.	199,000	2,728,783

Industrials — 2.3%
FANUC Corp.	17,500	2,338,452

Total Japan		7,745,896

Canada — 6.3%
Information Technology — 1.7%
BlackBerry Ltd.*	419,000	1,730,470

	Shares	Market Value
Canada — (Continued)
Materials — 4.6%
Barrick Gold Corp.	167,000	$3,068,727
Pretium Resources, Inc.*	300,000	1,701,000

Total Canada		6,500,197

China — 4.9%
Communication Services — 2.5%
Tencent Holdings Ltd.	52,000	2,570,236

Consumer Discretionary — 2.4%
Alibaba Group Holding Ltd. ADR*	13,000	2,528,240

Total China		5,098,476

Ireland — 3.1%
Health Care — 3.1%
Medtronic PLC	35,000	3,156,301

South Korea — 2.8%
Information Technology — 2.8%
Samsung Electronics Co. Ltd.	74,000	2,877,232

Denmark — 2.6%
Industrials — 2.6%
ISS A/S*	198,000	2,708,743

Mexico — 2.5%
Consumer Staples — 2.5%
Gruma SAB de CV - Class B	340,000	2,615,230

Hong Kong — 2.5%
Consumer Discretionary — 2.5%
Galaxy Entertainment Group Ltd.	489,000	2,575,475

India — 2.3%
Consumer Discretionary — 0.3%
PC Jeweller Ltd.*	2,200,000	330,465

Financials — 2.0%
Indian Energy Exchange Ltd., 144a	1,200,000	2,012,955

Total India		2,343,420

Luxembourg — 2.2%
Industrials — 2.2%
Befesa SA, 144a	80,000	2,324,192

United States — 1.9%
Information Technology — 1.9%
Mastercard, Inc. - Class A	8,000	1,932,480

Greece — 1.7%
Consumer Discretionary — 1.7%
OPAP SA	235,000	1,770,555

Norway — 1.6%
Energy — 1.6%
TGS NOPEC Geophysical Co. ASA	150,000	1,665,862

Total Common Stocks		$92,984,426

Short-Term Investment Funds — 12.0%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	9,942,101	9,942,101
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	2,523,055	2,523,055

Total Short-Term Investment Funds		$12,465,156

Total Investment Securities — 101.9% (Cost $127,731,145)		$105,449,582
Liabilities in Excess of Other Assets — (1.9%)		(2,008,297)

Net Assets — 100.0%		$103,441,285

7

Touchstone International Equity Fund (Unaudited) (Continued)

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $2,443,849.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $7,528,503 or 7.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$881,425	$16,061,735	$—	$16,943,160
Switzerland	2,322,909	9,683,466	—	12,006,375
Germany	—	11,217,524	—	11,217,524
France	—	9,503,308	—	9,503,308
Japan	—	7,745,896	—	7,745,896
Canada	6,500,197	—	—	6,500,197
China	2,528,240	2,570,236	—	5,098,476
Ireland	3,156,301	—	—	3,156,301
South Korea	—	2,877,232	—	2,877,232
Denmark	—	2,708,743	—	2,708,743
Mexico	2,615,230	—	—	2,615,230
Hong Kong	—	2,575,475	—	2,575,475
India	—	2,343,420	—	2,343,420
Luxembourg	—	2,324,192	—	2,324,192
United States	1,932,480	—	—	1,932,480
Greece	—	1,770,555	—	1,770,555
Norway	—	1,665,862	—	1,665,862
Short-Term Investment Funds	12,465,156	—	—	12,465,156

Total	$32,401,938	$73,047,644	$—	$105,449,582

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone International Growth Opportunities Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
China — 35.8%
Communication Services — 8.2%
Tencent Holdings Ltd.	44,625	$2,205,707

Consumer Discretionary — 19.3%
Alibaba Group Holding Ltd. ADR*	11,055	2,149,977
ANTA Sports Products Ltd.	53,000	384,605
JD.com, Inc. ADR*	28,985	1,173,892
New Oriental Education & Technology Group, Inc. ADR*	14,055	1,521,313

Consumer Staples — 5.8%
Kweichow Moutai Co. Ltd. - Class A	3,100	481,763
Wuliangye Yibin Co. Ltd. - Class A	68,328	1,099,123

Financials — 2.5%
Ping An Insurance Group Co. of China Ltd. - Class H	68,300	667,036

Total China		9,683,416

Switzerland — 13.5%
Financials — 2.6%
Partners Group Holding AG	1,020	698,359

Health Care — 10.9%
Alcon, Inc.*	17,140	878,095
Sonova Holding AG	6,365	1,134,971
Straumann Holding AG	1,290	943,125

Total Switzerland		3,654,550

Germany — 13.4%
Communication Services — 2.2%
Stroeer SE & Co. KGaA	11,820	607,370

Consumer Discretionary — 2.6%
adidas AG	3,152	699,830

Information Technology — 8.6%
Netcompany Group A/S, 144a*	5,905	271,209
SAP SE	10,970	1,224,778
Wirecard AG	7,255	817,422

Total Germany		3,620,609

France — 8.1%
Consumer Discretionary — 3.2%
Kering SA	1,660	865,546

Information Technology — 4.9%
Capgemini SE	15,745	1,315,690

Total France		2,181,236

Canada — 5.7%
Consumer Discretionary — 2.1%
Dollarama, Inc.	20,070	556,763

Industrials — 3.6%
Canadian Pacific Railway Ltd.	4,495	987,057

Total Canada		1,543,820

United Kingdom — 5.6%
Health Care — 4.1%
AstraZeneca PLC	12,430	1,107,499

Information Technology — 1.5%
Endava PLC ADR*	11,625	408,735

Total United Kingdom		1,516,234

United States — 5.0%
Communication Services — 3.2%
Alphabet, Inc. - Class A*	360	418,302
Facebook, Inc. - Class A*	2,560	427,008

	Shares	Market Value
United States — (Continued)
Information Technology — 1.8%
Microsoft Corp.	3,125	$492,844

Total United States		1,338,154

Israel — 3.6%
Information Technology — 3.6%
Nice Ltd. ADR*	6,845	982,668

Japan — 3.0%
Industrials — 3.0%
Recruit Holdings Co. Ltd.	31,500	813,685

Spain — 2.5%
Health Care — 2.5%
Grifols SA	20,530	686,880

Italy — 2.3%
Information Technology — 2.3%
Nexi SpA, 144a*	46,731	607,921

Argentina — 1.5%
Information Technology — 1.5%
Globant SA*	4,725	415,233

Total Common Stocks		$27,044,406

Short-Term Investment Fund — 0.1%
Dreyfus Government Cash Management, Institutional Shares, 0.29¥Ω	11,539	$11,539

Total Investment Securities — 100.1% (Cost $24,149,286)		$27,055,945
Liabilities in Excess of Other Assets — (0.1%)		(22,227)

Net Assets — 100.0%		$27,033,718

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $879,130 or 3.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

9

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$4,845,182	$4,838,234	$—	$9,683,416
Switzerland	—	3,654,550	—	3,654,550
Germany	—	3,620,609	—	3,620,609
France	—	2,181,236	—	2,181,236
Canada	1,543,820	—	—	1,543,820
United Kingdom	408,735	1,107,499	—	1,516,234
United States	1,338,154	—	—	1,338,154
Israel	982,668	—	—	982,668
Japan	—	813,685	—	813,685
Spain	—	686,880	—	686,880
Italy	—	607,921	—	607,921
Argentina	415,233	—	—	415,233
Short-Term Investment Fund	11,539	—	—	11,539

Total	$9,545,331	$17,510,614	$—	$27,055,945

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 101.7%
Japan — 26.4%
Communication Services — 1.8%
Capcom Co. Ltd.	40,500	$1,269,874

Consumer Discretionary — 1.0%
Kyoritsu Maintenance Co. Ltd.	31,300	688,735

Consumer Staples — 4.3%
Nichirei Corp.	63,200	1,779,577
Yamazaki Baking Co. Ltd.	61,100	1,273,490

Financials — 1.8%
Zenkoku Hosho Co. Ltd.	40,200	1,264,846

Health Care — 1.7%
Ship Healthcare Holdings, Inc.	29,400	1,200,010

Industrials — 6.4%
Kamigumi Co. Ltd.	61,618	1,040,084
Penta-Ocean Construction Co. Ltd.	222,000	1,162,363
Sohgo Security Services Co. Ltd.	28,400	1,378,514
TechnoPro Holdings, Inc.	21,700	1,012,754

Information Technology — 7.7%
Anritsu Corp.	60,200	1,107,661
Azbil Corp.	56,600	1,462,679
Digital Garage, Inc.	35,600	1,132,036
Nihon Unisys Ltd.	67,900	1,811,115

Materials — 1.7%
Tokuyama Corp.	64,900	1,244,930

Total Japan		18,828,668

United Kingdom — 12.0%
Consumer Discretionary — 2.8%
Greggs PLC	55,392	1,110,471
Redrow PLC	198,476	879,819

Financials — 4.0%
Ashmore Group PLC	256,028	1,127,359
Intermediate Capital Group PLC	103,271	1,139,819
OneSavings Bank PLC	199,712	622,399

Health Care — 2.2%
Dechra Pharmaceuticals PLC	53,611	1,546,003

Industrials — 3.0%
HomeServe PLC	107,535	1,400,707
Howden Joinery Group PLC	118,799	747,328

Total United Kingdom		8,573,905

Germany — 10.1%
Health Care — 3.5%
ALK-Abello A/S*	5,778	1,288,933
CompuGroup Medical SE	20,428	1,239,285
Industrials — 1.8%
Rheinmetall AG	18,582	1,291,390
Information Technology — 1.7%
Dialog Semiconductor PLC*	45,163	1,173,922
Real Estate — 3.1%
Alstria Office AG REIT	82,923	1,190,025
TAG Immobilien AG	50,669	996,482

Total Germany		7,180,037

Netherlands — 5.5%
Financials — 3.6%
ASR Nederland NV	44,313	1,114,178

Euronext NV., 144a	20,414	1,503,149

Health Care — 1.9%
Pharming Group NV*	1,261,985	1,340,193

Total Netherlands		3,957,520

	Shares	Market Value
France — 5.0%
Health Care — 2.0%
Korian SA	46,968	$1,449,030

Industrials — 1.5%
Nexans SA	35,253	1,050,552

Information Technology — 1.5%
Alten SA	14,664	1,031,989

Total France		3,531,571

Sweden — 4.9%
Industrials — 3.3%
Indutrade AB	48,169	1,303,199
Loomis AB	51,460	1,041,693

Real Estate — 1.6%
Kungsleden AB	153,573	1,155,213

Total Sweden		3,500,105

Switzerland — 4.8%
Health Care — 1.8%
Siegfried Holding AG	3,137	1,262,466

Industrials — 3.0%
Sulzer AG	17,012	1,059,051
Wizz Air Holdings PLC, 144a*	40,033	1,126,786

Total Switzerland		3,448,303

Australia — 4.6%
Health Care — 1.6%
Ansell Ltd.	70,509	1,167,620

Information Technology — 1.7%
Appen Ltd.	102,572	1,224,817

Real Estate — 1.3%
Charter Hall Group REIT	220,183	923,568

Total Australia		3,316,005

Italy — 4.3%
Materials — 2.1%
Buzzi Unicem SpA	80,281	1,466,199

Utilities — 2.2%
Iren SpA	639,641	1,593,845

Total Italy		3,060,044

Canada — 3.8%
Real Estate — 1.9%
Real Matters, Inc.*	140,381	1,396,528

Utilities — 1.9%
Capital Power Corp.	69,330	1,337,533

Total Canada		2,734,061

Austria — 3.0%
Industrials — 1.8%
ANDRITZ AG	41,605	1,311,426

Real Estate — 1.2%
IMMOFINANZ AG	45,202	818,520

Total Austria		2,129,946

Singapore — 2.9%
Information Technology — 1.4%
Venture Corp. Ltd.	104,700	997,381

Real Estate — 1.5%
Mapletree Commercial Trust REIT	826,230	1,059,705

Total Singapore		2,057,086

11

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 101.7% (Continued)
Argentina — 2.8%
Information Technology — 2.8%
Globant SA*	23,106	$2,030,555

Denmark — 2.6%
Consumer Staples — 2.6%
Royal Unibrew A/S	25,629	1,842,270

Finland — 1.8%
Materials — 1.8%
Huhtamaki OYJ	39,173	1,254,222

Spain — 1.7%
Consumer Staples — 1.7%
Viscofan SA	21,723	1,189,408

Luxembourg — 1.5%
Real Estate — 1.5%
Grand City Properties SA	52,629	1,101,706

Ireland — 1.5%
Consumer Staples — 1.5%
Greencore Group PLC	519,285	1,063,934

Taiwan — 1.4%
Information Technology — 1.4%
Chipbond Technology Corp.	616,000	997,529

Portugal — 1.1%
Financials — 1.1%
Banco Comercial Portugues SA	7,190,191	808,097

Total Common Stocks		$72,604,972

Exchange-Traded Fund — 2.3%
United States — 2.3%
iShares MSCI EAFE Small-Cap ETF	36,678	$1,644,275

Short-Term Investment Funds — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	2,540,046	$2,540,046

Total Investment Securities — 107.5% (Cost $85,546,262)		$76,789,293
Liabilities in Excess of Other Assets — (7.5%)		(5,390,368)

Net Assets — 100.0%		$71,398,925

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $2,629,935 or 3.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$18,828,668	$—	$18,828,668
United Kingdom	1,110,471	7,463,434	—	8,573,905
Germany	—	7,180,037	—	7,180,037
Netherlands	—	3,957,520	—	3,957,520
France	1,050,552	2,481,019	—	3,531,571
Sweden	—	3,500,105	—	3,500,105
Switzerland	—	3,448,303	—	3,448,303
Australia	—	3,316,005	—	3,316,005
Italy	—	3,060,044	—	3,060,044
Canada	2,734,061	—	—	2,734,061
Austria	1,311,426	818,520	—	2,129,946
Singapore	—	2,057,086	—	2,057,086
Argentina	2,030,555	—	—	2,030,555
Denmark	—	1,842,270	—	1,842,270
Finland	—	1,254,222	—	1,254,222
Spain	—	1,189,408	—	1,189,408
Luxembourg	—	1,101,706	—	1,101,706
Ireland	1,063,934	—	—	1,063,934
Taiwan	—	997,529	—	997,529
Portugal	—	808,097	—	808,097
Exchange-Traded Fund	1,644,275	—	—	1,644,275
Short-Term Investment Fund	2,540,046	—	—	2,540,046

Total	$13,485,320	$63,303,973	$—	$76,789,293

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Large Cap Focused Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 97.5%
Information Technology — 26.7%
Apple, Inc.	313,352	$79,682,280
Cisco Systems, Inc.	584,365	22,971,388
International Business Machines Corp.	126,938	14,081,232
Microsoft Corp.	658,018	103,776,019
Oracle Corp.	509,934	24,645,110
salesforce.com, Inc.*	223,368	32,160,525
Texas Instruments, Inc.	192,081	19,194,654
Visa, Inc. - Class A	359,938	57,993,211
Workday, Inc. - Class A*	114,365	14,892,610

		369,397,029

Communication Services — 16.8%
Alphabet, Inc. - Class C*	63,799	74,186,115
AT&T, Inc.	330,323	9,628,915
Baidu, Inc. (China) ADR*	35,866	3,614,934
Comcast Corp. - Class A	947,256	32,566,661
Facebook, Inc. - Class A*	348,792	58,178,506
Fox Corp. - Class A	543,444	12,841,582
Netflix, Inc.*	64,980	24,399,990
Walt Disney Co. (The)	173,087	16,720,204

		232,136,907

Consumer Discretionary — 13.3%
Alibaba Group Holding Ltd. (China) ADR*	119,331	23,207,493
Amazon.com, Inc.*	40,632	79,221,023
Home Depot, Inc. (The)	55,322	10,329,171
JD.com, Inc. (China) ADR*	466,788	18,904,914
McDonald’s Corp.	69,539	11,498,274
Starbucks Corp.	178,387	11,727,161
TJX Cos, Inc. (The)	159,539	7,627,560
Trip.com Group Ltd. (China) ADR*	395,432	9,272,880
Yum China Holdings, Inc. (China)	290,895	12,400,854

		184,189,330

Health Care — 12.4%
AmerisourceBergen Corp.	146,959	13,005,872
Amgen, Inc.	32,274	6,542,908
Becton Dickinson and Co.	82,860	19,038,742
Bristol-Myers Squibb Co.	451,467	25,164,771
Johnson & Johnson	331,738	43,500,804
Merck & Co., Inc.	149,633	11,512,763
Novartis AG (Switzerland) ADR	219,805	18,122,922
UnitedHealth Group, Inc.	140,161	34,953,350

		171,842,132

Financials — 10.8%
Berkshire Hathaway, Inc. - Class B*	360,724	65,951,169
CME Group, Inc.	68,884	11,910,732
Goldman Sachs Group, Inc. (The)	160,368	24,791,289
JPMorgan Chase & Co.	325,000	29,259,750
Signature Bank/NewYork NY	222,831	17,913,384

		149,826,324

Industrials — 8.4%
Boeing Co. (The)	34,536	5,150,699
Deere & Co.	134,578	18,593,297
FedEx Corp.	19,742	2,393,915
Honeywell International, Inc.	107,698	14,408,915
Hubbell, Inc.	187,663	21,532,453
Parker-Hannifin Corp.	65,719	8,525,726
Union Pacific Corp.	152,467	21,503,946
United Technologies Corp.*	253,361	23,899,543

		116,008,494

	Shares	Market Value
Consumer Staples — 4.4%
Monster Beverage Corp.*	314,464	$17,691,745
Philip Morris International, Inc.	275,000	20,064,000
Procter & Gamble Co. (The)	84,172	9,258,920
Unilever NV (United Kingdom)	295,365	14,410,858

		61,425,523

Energy — 2.4%
Chevron Corp.	172,149	12,473,917
Exxon Mobil Corp.	455,000	17,276,350
Schlumberger Ltd.	248,127	3,347,233

		33,097,500

Real Estate — 1.6%
Jones Lang LaSalle, Inc.	213,426	21,551,757

Materials — 0.7%
DuPont de Nemours, Inc.	306,133	10,439,135

Total Common Stocks		$1,349,914,131

Exchange-Traded Funds — 3.0%
SPDR S&P 500 ETF Trust	95,080	24,506,870
Utilities Select Sector SPDR Fund	299,177	16,577,398

Total Exchange-Traded Funds		$41,084,268

Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional
Shares, 0.29%¥Ω	1,882	$1,882

Total Investment Securities — 100.5% (Cost $949,695,816)		$1,391,000,281
Liabilities in Excess of Other Assets — (0.5%)		(6,930,341)

Net Assets — 100.0%		$1,384,069,940

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,349,914,131	$—	$—	$1,349,914,131
Exchange-Traded Funds	41,084,268	—	—	41,084,268
Short-Term Investment Fund	1,882	—	—	1,882

Total	$1,391,000,281	$—	$—	$1,391,000,281

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 97.5%
Information Technology — 19.5%
Apple, Inc.	70,481	$17,922,613
Cisco Systems, Inc.	171,021	6,722,836
Citrix Systems, Inc.	68,417	9,684,426
Visa, Inc. - Class A	64,638	10,414,475

		44,744,350

Financials — 17.8%
Berkshire Hathaway, Inc. - Class B*	90,920	16,622,904
BlackRock, Inc.	16,864	7,419,654
Charles Schwab Corp. (The)	153,698	5,167,327
Progressive Corp. (The)	98,944	7,306,025
Wells Fargo & Co.	150,557	4,320,986

		40,836,896

Consumer Discretionary — 12.8%
CarMax, Inc.*	112,701	6,066,695
Dollar Tree, Inc.*	67,848	4,984,793
Home Depot, Inc. (The)	43,562	8,133,461
Lowe’s Cos., Inc.	37,329	3,212,160
O’Reilly Automotive, Inc.*	23,225	6,991,886

		29,388,995

Communication Services — 10.8%
Alphabet, Inc. - Class C*	10,445	12,145,550
Fox Corp. - Class A	217,555	5,140,825
Verizon Communications, Inc.	139,246	7,481,688

		24,768,063

Industrials — 10.3%
FedEx Corp.	51,731	6,272,901
General Dynamics Corp.	37,575	4,971,548
Norfolk Southern Corp.	51,723	7,551,558
Southwest Airlines Co.	135,679	4,831,529

		23,627,536

Materials — 9.4%
Air Products & Chemicals, Inc.	37,711	7,527,493
Martin Marietta Materials, Inc.	37,898	7,171,439
NewMarket Corp.	17,705	6,778,713

		21,477,645

Consumer Staples — 7.8%
Altria Group, Inc.	199,417	7,711,455
Nestle SA (Switzerland) ADR	97,654	10,057,385

		17,768,840

Health Care — 4.8%
Bristol-Myers Squibb Co.	87,668	4,886,614
Pfizer, Inc.	185,296	6,048,061

		10,934,675

Energy — 2.2%
Chevron Corp.	68,443	4,959,380

Real Estate — 2.1%
STORE Capital Corp. REIT	264,310	4,789,297

Total Common Stocks		$223,295,677

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	6,313,378	$6,313,378

Market Value
Total Investment Securities — 100.2% (Cost $212,383,262)	$229,609,055
Liabilities in Excess of Other Assets — (0.2%)	(514,132)

Net Assets — 100.0%	$229,094,923

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$223,295,677	$—	$—	$223,295,677
Short-Term Investment Fund	6,313,378	—	—	6,313,378

Total	$229,609,055	$—	$—	$229,609,055

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Company Growth Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.9%
Information Technology — 43.6%
Adobe, Inc.*	46,675	$14,853,852
Automatic Data Processing, Inc.	50,405	6,889,355
EPAM Systems, Inc.*	36,940	6,858,280
Global Payments, Inc.	27,795	4,008,873
Intuit, Inc.	27,610	6,350,300
Mastercard, Inc. - Class A	12,000	2,898,720
Microsoft Corp.	115,850	18,270,704
PayPal Holdings, Inc.*	80,550	7,711,857
Visa, Inc. - Class A	44,900	7,234,288

		75,076,229

Communication Services — 21.4%
Alphabet, Inc. - Class A*	10,710	12,444,485
Facebook, Inc. - Class A*	48,675	8,118,990
Sirius XM Holdings, Inc.	965,875	4,771,422
Tencent Holdings Ltd. (China) ADR	236,250	11,597,512

		36,932,409

Health Care — 17.9%
Abbott Laboratories	84,925	6,701,432
Becton Dickinson and Co.	22,275	5,118,127
Boston Scientific Corp.*	106,400	3,471,832
Elanco Animal Health, Inc.*	153,125	3,428,469
Neurocrine Biosciences, Inc.*	27,325	2,364,979
Varian Medical Systems, Inc.*	25,670	2,635,282
Zoetis, Inc.	60,425	7,111,418

		30,831,539

Consumer Discretionary — 14.8%
Alibaba Group Holding Ltd. (China) ADR*	65,000	12,641,200
Amazon.com, Inc.*	4,875	9,504,885
Burlington Stores, Inc.*	20,675	3,276,161

		25,422,246

Consumer Staples — 1.2%
Monster Beverage Corp.*	35,725	2,009,888

Financials — 1.0%
Aon PLC	10,300	1,699,912

Total Common Stocks		$171,972,223

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	486,414	$486,414

Total Investment Securities — 100.2% (Cost $105,652,194)		$172,458,637
Liabilities in Excess of Other Assets — (0.2%)		(299,710)

Net Assets — 100.0%		$172,158,927

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$171,972,223	$—	$—	$171,972,223
Short-term Investment Fund	486,414	—	—	486,414

Total	$172,458,637	$—	$—	$172,458,637

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Fixed Rate Revenue Bonds — 71.6%
$ 500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$543,885
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	422,764
650,000	Montgomery Co Oh Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	727,889
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	880,792
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	558,660
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,314,560
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,005,910
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	228,542
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,066,290
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	516,370
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,024,820
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	784,942
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,069,950
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,082,880
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,126,530
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,083,649
500,000	OH St Univ Ser A	4.000	12/01/32	550,035
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	182,174
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	449,561
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	298,719
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,227,139
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,132,698
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,151,480
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,112,860
525,000	OH St Univ Ser A	4.000	12/01/33	574,382
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	285,461
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	545,250
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	709,031
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	576,055
215,000	Miami Co OH Hosp Facs Rev (Ref & Impt Kettering Health Ne)	5.000	08/01/35	257,301
570,000	Miami Univ OH (Ref)	5.000	09/01/35	678,146
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,269,190
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	581,705
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	560,063
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	231,248
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	316,390
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	551,865
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	624,761
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,247,700
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	594,660
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,231,830
340,000	Confluence Cmnty Auth OH (Stadium & Sports Proj)	4.000	05/01/39	389,008
160,000	Warren Co. OH Hlth Care Facs (Ref Otterbein Homes Ser A)	4.000	07/01/39	172,981
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	313,345
1,000,000	Franklin Co. OH Rev (Ser A)	4.000	12/01/39	1,110,480
1,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth Sys Obli)	4.000	01/01/40	1,126,000
315,000	Akron OH Income Tax Rev	4.000	12/01/41	350,239

	Total Fixed Rate Revenue Bonds			$34,840,190

	General Obligation Bonds — 22.1%
835,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,049,194
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,120,100
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	334,434
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	401,690
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	804,972
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	573,630

16

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Market Value
	General Obligation Bonds — 22.1% (Continued)
$ 500,000	Cuyahoga Co. Oh (Ser A) LTGO	3.000%	12/01/35	$526,000
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	625,645
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	510,586
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	232,218
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	597,675
500,000	Greene Co OH Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	573,375
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,217,280
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,414,462
300,000	Lexington OH LSD (Ser A) UTGO	4.000	10/01/39	344,079
400,000	Athens OH CSD (Ser A) UTGO	4.000	12/01/40	455,916

	Total General Obligation Bonds			$10,781,256

	Pre-refunded/Escrowed to Maturity(A) — 3.1%
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	391,818
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/29	359,814
500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @ $100	5.000	06/01/31	503,190
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/33	274,403

	Total Pre-refunded/Escrowed to Maturity			$1,529,225

	Variable Rate Demand Notes(B)(C)(D) — 1.9%
900,000	OH St Hgr Edl Fac Commis (Variable Cleveland Clinic Hosp) Ser B 3 (LIQ: U.S. Bank N.A.)	0.450	01/01/39	$900,000

	Total Investment Securities — 98.7% (Cost $45,033,804)			$48,050,671
	Other Assets in Excess of Liabilities — 1.3%			645,009

	Net Assets — 100.0%			$48,695,680

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at March 31, 2020. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(D)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

As of March 31, 2020, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of March 31, 2020, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP - Certificates of Participation

CSD - City School District

EDR - Economic Development Revenue

LIQ - Liquidity Agreement

LSD - Local School District

LTGO - Limited Tax General Obligation

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$48,050,671	$—	$48,050,671

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Small Company Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 94.4%
Health Care — 23.3%
Addus HomeCare Corp.*	103,200	$6,976,320
Allscripts Healthcare Solutions, Inc.*	1,056,749	7,439,513
Bio-Rad Laboratories, Inc. - Class A*	21,964	7,699,700
Bio-Techne Corp.	39,076	7,409,591
Chemed Corp.	32,128	13,917,850
Encompass Health Corp.	121,100	7,754,033
Globus Medical, Inc. - Class A*	314,851	13,390,613
Haemonetics Corp.*	72,748	7,250,066
HMS Holdings Corp.*	455,000	11,497,850
Integra LifeSciences Holdings Corp.*	176,289	7,874,830
NuVasive, Inc.*	144,230	7,306,692
Omnicell, Inc.*	110,942	7,275,576
Premier, Inc. - Class A*	510,913	16,717,073
Providence Service Corp. (The)*	130,872	7,182,255
Tactile Systems Technology, Inc.*	187,835	7,543,454
Vericel Corp.*	663,800	6,087,046

		143,322,462

Information Technology — 22.6%
8x8, Inc.*	395,461	5,481,089
Aspen Technology, Inc.*	76,006	7,225,890
Avaya Holdings Corp.*†	720,674	5,830,253
Cerence, Inc.*	413,027	6,360,616
Envestnet, Inc.*	119,700	6,437,466
ExlService Holdings, Inc.*	130,824	6,806,773
j2 Global, Inc.	219,519	16,430,997
KBR, Inc.	358,256	7,408,734
MAXIMUS, Inc.	129,301	7,525,318
Nice Ltd. ADR (Israel)*	46,220	6,635,343
Nuance Communications, Inc.*	434,118	7,284,500
Onto Innovation, Inc.*	550,778	16,341,583
Qualys, Inc.*	176,587	15,361,303
SPS Commerce, Inc.*	169,700	7,892,747
Verint Systems, Inc.*	368,677	15,853,111

		138,875,723

Industrials — 18.7%
ASGN, Inc.*	213,023	7,523,972
Clean Harbors, Inc.*	148,094	7,603,146
Comfort Systems USA, Inc.	198,325	7,248,779
Crane Co.	152,452	7,497,589
Curtiss-Wright Corp.	137,200	12,678,652
ITT, Inc.	285,744	12,961,348
John Bean Technologies Corp.	81,700	6,067,859
Quanta Services, Inc.	487,145	15,457,111
RBC Bearings, Inc.*	57,800	6,519,262
Rexnord Corp.	550,020	12,468,953
SkyWest, Inc.	237,801	6,228,008
Watts Water Technologies, Inc. - Class A	88,733	7,511,248
Woodward, Inc.	94,318	5,606,262

		115,372,189

Consumer Discretionary — 13.4%
1-800-Flowers.com, Inc. - Class A*	453,700	6,002,451
Aritzia, Inc. (Canada)*	388,800	3,400,929
Bloomin’ Brands, Inc.	825,403	5,893,377
Designer Brands, Inc. - Class A	624,771	3,111,360
Fox Factory Holding Corp.*	149,900	6,295,800
frontdoor, Inc.*	428,667	14,909,038
Oxford Industries, Inc.	176,800	6,410,768
Steven Madden Ltd.	299,217	6,950,811
Strategic Education, Inc.	114,700	16,030,472

	Shares	Market Value
Consumer Discretionary — (Continued)
Texas Roadhouse, Inc.	143,259	$5,916,597
TopBuild Corp.*	103,826	7,438,095

		82,359,698

Financials — 9.5%
Evercore, Inc. - Class A	263,700	12,146,022
Glacier Bancorp, Inc.	212,214	7,216,337
TCF Financial Corp.	527,386	11,950,567
Webster Financial Corp.	298,014	6,824,521
Western Alliance Bancorp	420,496	12,871,383
WSFS Financial Corp.	291,806	7,271,806

		58,280,636

Communication Services — 3.5%
Cargurus, Inc.*	370,400	7,015,376
Cogent Communications Holdings, Inc.	84,775	6,949,007
QuinStreet, Inc.*	950,071	7,648,072

		21,612,455

Real Estate — 2.4%
Corporate Office Properties Trust REIT	674,257	14,921,307

Energy — 1.0%
Cactus, Inc. - Class A	556,788	6,458,741

Total Common Stocks		$581,203,211

Short-Term Investment Funds — 6.8%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	40,111,855	40,111,855
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	1,799,771	1,799,771

Total Short-Term Investment Funds		$41,911,626

Total Investment Securities — 101.2% (Cost $658,502,674)		$623,114,837

Liabilities in Excess of Other Assets — (1.2%)		(7,239,249)

Net Assets — 100.0%		$615,875,588

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $1,645,215.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$581,203,211	$—	$—	$581,203,211
Short-Term Investment Funds	41,911,626	—	—	41,911,626

Total	$623,114,837	$—	$—	$623,114,837

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Value Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 96.7%
Financials — 16.0%
American Express Co.	36,747	$3,145,911
American International Group, Inc.	161,093	3,906,505
Chubb Ltd. (Switzerland)	39,823	4,447,831
JPMorgan Chase & Co.	59,733	5,377,762
New York Community Bancorp, Inc.	516,984	4,854,480
Northern Trust Corp.	71,174	5,370,790
US Bancorp	120,790	4,161,215
Wells Fargo & Co.	149,937	4,303,192

		35,567,686

Industrials — 15.9%
Deere & Co.	42,261	5,838,780
General Dynamics Corp.	16,885	2,234,054
General Electric Co.	810,063	6,431,900
Jacobs Engineering Group, Inc.	43,849	3,475,910
JB Hunt Transport Services, Inc.	65,741	6,063,292
Spirit AeroSystems Holdings, Inc. - Class A	86,961	2,080,977
United Technologies Corp.*	52,388	4,941,760
Westinghouse Air Brake Technologies Corp.	93,049	4,478,448

		35,545,121

Information Technology — 14.2%
Broadcom, Inc.	24,690	5,853,999
Cognizant Technology Solutions Corp. - Class A	69,887	3,247,649
Microsoft Corp.	43,829	6,912,272
Oracle Corp.	132,067	6,382,798
QUALCOMM, Inc.	65,328	4,419,439
Texas Instruments, Inc.	48,781	4,874,685

		31,690,842

Health Care — 13.5%
Anthem, Inc.	24,376	5,534,327
CVS Health Corp.	152,826	9,067,167
Medtronic PLC	88,103	7,945,129
UnitedHealth Group, Inc.	30,264	7,547,236

		30,093,859

Consumer Discretionary — 12.1%
Advance Auto Parts, Inc.	68,779	6,418,456
Aramark	163,610	3,267,292
Dollar General Corp.	56,773	8,573,291
Lennar Corp. - Class A	37,162	1,419,588
Lowe’s Cos., Inc.	84,511	7,272,172

		26,950,799

Energy — 7.3%
Chevron Corp.	81,442	5,901,287
Hess Corp.	120,826	4,023,506
Phillips 66	81,358	4,364,857
Valero Energy Corp.	42,331	1,920,134

		16,209,784

	Shares	Market Value
Materials — 6.8%
Air Products & Chemicals, Inc.	37,850	$7,555,239
Corteva, Inc.	233,111	5,478,109
DuPont de Nemours, Inc.	61,725	2,104,822

		15,138,170

Utilities — 5.9%
Dominion Energy, Inc.	83,022	5,993,358
Edison International	56,726	3,108,018
Exelon Corp.	108,420	3,990,940

		13,092,316

Communication Services — 3.3%
Comcast Corp. - Class A	215,477	7,408,099

Real Estate — 1.7%
MGM Growth Properties LLC - Class A REIT	108,068	2,557,970
Simon Property Group, Inc. REIT	23,484	1,288,332
		3,846,302

Total Common Stocks		$215,542,978

Short-Term Investment Fund — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	7,441,455	$7,441,455

Total Investment Securities —100.0% (Cost $237,496,949)		$222,984,433
Other Assets in Excess of Liabilities — 0.0%		20,756

Net Assets — 100.0%		$223,005,189

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$215,542,978	$—	$—	$215,542,978
Short-Term Investment Fund	7,441,455	—	—	7,441,455

Total	$222,984,433	$—	$—	$222,984,433

See accompanying Notes to Portfolios of Investments.

19

Notes to Portfolios of Investments

March 31, 2020 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the times as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

20

Notes to Portfolios of Investments (Unaudited) (Continued)

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.

21